UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Large Cap Value Fund (Formerly Great-West Putnam Equity Income Fund)
(Institutional Class, Investor Class and Investor II Class)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Financial	22.61%
Consumer, Non-cyclical	22.49
Industrial	9.64
Technology	8.93
Consumer, Cyclical	8.16
Energy	7.43
Utilities	7.07
Communications	6.54
Basic Materials	5.00
Government Money Market Mutual Funds	0.36
Short Term Investments	1.77
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 849.10	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.07
Investor Class
Actual	$1,000.00	$ 847.20	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.82
Investor II Class
Actual	$1,000.00	$ 848.00	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.07
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class, 0.96% for the Investor Class and 0.81% for the Investor II Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Financial — 0.12%
$1,518,000	AXA SA(a) 7.25%, 05/15/2021	$ 1,386,124
TOTAL CONVERTIBLE BONDS — 0.12% (Cost $1,518,000)		$ 1,386,124
Shares
COMMON STOCK
Basic Materials — 4.94%
27,132	Air Products & Chemicals Inc	6,551,293
12,077	Akzo Nobel NV	1,085,000
62,200	Albemarle Corp	4,802,462
242,651	CF Industries Holdings Inc	6,828,199
176,713	Dow Inc	7,202,822
253,241	DuPont de Nemours Inc	13,454,694
510,200	Freeport-McMoRan Inc	5,903,014
209,523	International Paper Co	7,377,305
9,900	PPG Industries Inc	1,049,994
2,318	Sherwin-Williams Co	1,339,456
		55,594,239
Communications — 5.93%
35,172	AT&T Inc	1,063,250
18,877	Charter Communications Inc Class A(b)	9,628,025
334,844	Cisco Systems Inc	15,617,124
421,973	Comcast Corp Class A	16,448,507
43,600	Corning Inc	1,129,240
220,706	Fox Corp Class B	5,923,749
447,895	News Corp Class A	5,312,035
133,707	Verizon Communications Inc	7,371,267
37,698	Walt Disney Co	4,203,704
		66,696,901
Consumer, Cyclical — 7.88%
40,590	Alaska Air Group Inc	1,471,793
57,993	Aptiv PLC	4,518,815
157,200	Aramark	3,548,004
252,291	BJ's Wholesale Club Holdings Inc(b)	9,402,886
186,697	General Motors Co	4,723,434
66,210	Hilton Worldwide Holdings Inc	4,863,125
24,899	Home Depot Inc	6,237,449
99,429	Kohl's Corp	2,065,140
103,423	Las Vegas Sands Corp	4,709,883
268,100	Mattel Inc(b)(c)	2,592,527
6,100	McDonald's Corp	1,125,267
40,200	MGM Resorts International	675,360
36,738	PACCAR Inc	2,749,839
122,659	PulteGroup Inc	4,174,086
8,600	Royal Caribbean Cruises Ltd(c)	432,580
Shares		Fair Value
Consumer, Cyclical — (continued)
178,714	Southwest Airlines Co	$ 6,108,445
53,700	Target Corp	6,440,241
59,742	Walgreens Boots Alliance Inc	2,532,463
168,767	Walmart Inc	20,214,911
		88,586,248
Consumer, Non-Cyclical — 21.67%
207,668	AbbVie Inc	20,388,844
16,700	Altria Group Inc	655,475
40,064	Amgen Inc	9,449,495
31,323	Anthem Inc	8,237,322
145,447	AstraZeneca PLC Sponsored ADR	7,692,692
75,800	Baxter International Inc	6,526,380
30,112	Becton Dickinson & Co	7,204,898
18,795	Bristol-Myers Squibb Co	1,105,146
36,070	Bunge Ltd	1,483,559
54,261	Cigna Corp	10,182,077
248,399	Conagra Brands Inc	8,736,193
146,679	CVS Health Corp	9,529,735
26,977	Danaher Corp	4,770,343
63,807	Eli Lilly & Co	10,475,833
76,389	Gilead Sciences Inc	5,877,370
125,127	GlaxoSmithKline PLC	2,527,210
30,200	GlaxoSmithKline PLC Sponsored ADR	1,231,858
159,619	Johnson & Johnson	22,447,220
56,564	Keurig Dr Pepper Inc	1,606,418
66,647	Kimberly-Clark Corp	9,420,553
85,168	Medtronic PLC	7,809,906
145,269	Merck & Co Inc	11,233,652
82,659	Molson Coors Beverage Co Class B	2,840,163
12,000	Mondelez International Inc Class A	613,560
255,939	Nielsen Holdings PLC	3,803,253
55,898	PepsiCo Inc	7,393,069
383,833	Pfizer Inc	12,551,339
140,227	Philip Morris International Inc	9,824,304
79,723	Procter & Gamble Co	9,532,479
13,000	Regeneron Pharmaceuticals Inc(b)	8,107,450
163,414	Tyson Foods Inc Class A	9,757,450
53,679	United Rentals Inc(b)	8,000,318
21,700	Zimmer Biomet Holdings Inc	2,590,112
		243,605,676
Energy — 7.35%
993,454	BP PLC	3,805,334
16,675	Chevron Corp	1,487,910
153,621	ConocoPhillips	6,455,154
160,000	Enbridge Inc	4,867,200
232,726	Enterprise Products Partners LP	4,228,631
68,445	EOG Resources Inc	3,467,424
255,656	Exxon Mobil Corp	11,432,936
329,015	Halliburton Co	4,270,615

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Energy — (continued)
19,100	Hess Corp	$ 989,571
218,481	Marathon Oil Corp	1,337,104
132,327	Occidental Petroleum Corp	2,421,584
57,900	ONEOK Inc	1,923,438
65,391	Ovintiv Inc(c)	624,484
17,309	Pioneer Natural Resources Co	1,691,089
176,437	Targa Resources Corp	3,541,091
189,593	TC Energy Corp	8,099,878
385,982	Total SA(c)	14,882,786
34,700	Total SA Sponsored ADR	1,334,562
99,158	Valero Energy Corp	5,832,474
		82,693,265
Financial — 22.24%
458,007	American International Group Inc	14,280,658
45,677	American Tower Corp REIT	11,809,332
113,800	Apollo Global Management Inc	5,680,896
207,428	Assured Guaranty Ltd	5,063,317
246,090	AXA SA(b)(c)	5,178,431
744,961	Bank of America Corp	17,692,824
50,912	Boston Properties Inc REIT	4,601,427
46,414	Capital One Financial Corp	2,905,052
125,106	Charles Schwab Corp	4,221,076
95,102	Chubb Ltd	12,041,815
327,784	Citigroup Inc	16,749,762
192,434	Equitable Holdings Inc	3,712,052
108,199	Equity Residential REIT	6,364,265
397,451	Fifth Third Bancorp	7,662,855
101,321	Franklin Resources Inc	2,124,701
167,781	Gaming & Leisure Properties Inc REIT	5,805,223
35,335	Goldman Sachs Group Inc	6,982,903
245,926	JPMorgan Chase & Co	23,131,800
202,496	KeyCorp	2,466,401
190,425	Loews Corp	6,529,673
14,216	Marsh & McLennan Cos Inc	1,526,372
261,119	MetLife Inc	9,536,066
239,764	Morgan Stanley	11,580,601
11,321	Northern Trust Corp	898,208
95,536	PNC Financial Services Group Inc	10,051,343
303,935	Radian Group Inc	4,714,032
46,703	Raymond James Financial Inc	3,214,568
172,496	Rayonier Inc REIT	4,276,176
70,436	SL Green Realty Corp REIT	3,471,790
187,112	State Street Corp	11,890,968
562,225	Wells Fargo & Co	14,392,960
353,378	Weyerhaeuser Co REIT	7,936,870
7,980	Willis Towers Watson PLC	1,571,661
		250,066,078
Industrial — 9.48%
43,122	Boeing Co	7,904,263
Shares		Fair Value
Industrial — (continued)
199,149	CRH PLC	$ 6,854,729
58,738	Eaton Corp PLC	5,138,400
56,043	Emerson Electric Co	3,476,347
14,096	Flowserve Corp	402,018
88,949	Fortune Brands Home & Security Inc	5,686,510
1,667,785	General Electric Co	11,390,971
27,319	Honeywell International Inc	3,950,054
249,312	Johnson Controls International PLC	8,511,512
41,771	L3Harris Technologies Inc	7,087,285
37,911	Northrop Grumman Corp	11,655,358
36,311	nVent Electric PLC	680,105
96,047	Raytheon Technologies Corp	5,918,416
21,760	Snap-on Inc	3,013,978
76,116	Stericycle Inc(b)	4,260,974
12,100	TE Connectivity Ltd	986,755
50,765	Union Pacific Corp	8,582,838
99,460	United Parcel Service Inc Class B	11,057,963
		106,558,476
Technology — 8.83%
88,387	Activision Blizzard Inc	6,708,573
22,302	Apple Inc	8,135,770
99,962	Applied Materials Inc	6,042,703
11,200	DXC Technology Co	184,800
88,703	Fidelity National Information Services Inc	11,894,185
134,674	Microsoft Corp	27,407,506
41,664	NXP Semiconductors NV	4,751,363
257,355	QUALCOMM Inc	23,473,349
79,320	Texas Instruments Inc	10,071,260
14,300	Western Digital Corp	631,345
		99,300,854
Utilities — 6.27%
83,600	Ameren Corp	5,882,096
105,598	American Electric Power Co Inc	8,409,825
103,700	CenterPoint Energy Inc	1,936,079
107,089	Edison International	5,816,003
210,148	Exelon Corp	7,626,271
18,022	NextEra Energy Inc	4,328,344
440,927	NiSource Inc	10,026,680
264,186	NRG Energy Inc	8,601,896
31,760	Sempra Energy	3,723,225
273,509	Southern Co	14,181,442
		70,531,861
TOTAL COMMON STOCK — 94.59% (Cost $1,007,493,725)		$1,063,633,598

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Communications — 0.54%
5,936	2020 Cash Mandatory Exchangeable Trust 5.25%(a)	$ 6,055,017
Consumer, Non-Cyclical — 0.58%
48,638	Becton Dickinson & Co 6.00%	2,587,542
3,650	Danaher Corp 5.00%	3,939,518
		6,527,060
Industrial — 0.06%
7,145	Stanley Black & Decker Inc 5.25%	635,949
Utilities — 0.72%
38,544	NextEra Energy Inc 5.28%	1,628,363
31,980	Sempra Energy 6.00%	3,126,291
10,177	Sempra Energy 6.75%(c)	999,992
53,439	Southern Co 6.75%	2,354,522
		8,109,168
TOTAL CONVERTIBLE PREFERRED STOCK — 1.90% (Cost $21,698,574)		$ 21,327,194
PREFERRED STOCK
Consumer, Cyclical — 0.19%
14,421	Volkswagen AG	2,191,983
TOTAL PREFERRED STOCK — 0.19% (Cost $2,237,610)		$ 2,191,983
GOVERNMENT MONEY MARKET MUTUAL FUNDS
614,000	BlackRock FedFund Institutional Class(d), 0.10%(e)	614,000
614,000	Federated Hermes Government Obligations Fund Premier Shares(d), 0.11%(e)	614,000
520,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(d), 0.10%(e)	520,000
580,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.15%(e)	580,000
570,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.09%(e)	570,000
530,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.10%(e)	530,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
590,000	Morgan Stanley Government Portfolio Institutional Class(d), 0.05%(e)	$ 590,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.36% (Cost $4,018,000)		$ 4,018,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.76%
$ 505,985	Undivided interest of 11.05% in a repurchase agreement (principal amount/value $4,579,933 with a maturity value of $4,579,942) with Mizuho Securities (USA) LLC, 0.07%, dated 6/30/20 to be repurchased at $505,985 on 7/1/20 collateralized by U.S. Treasury securities, 1.13% - 2.63%, 1/31/21 - 2/28/22, with a value of $4,671,534.(d)	505,985
5,540,888	Undivided interest of 14.87% in a repurchase agreement (principal amount/value $37,277,869 with a maturity value of $37,277,962) with Credit Agricole Securities (USA) Inc., 0.09%, dated 6/30/20 to be repurchased at $5,540,888 on 7/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 6/20/44 - 2/1/49, with a value of $38,023,427.(d)	5,540,888
2,403,528	Undivided interest of 18.15% in a repurchase agreement (principal amount/value $13,538,304 with a maturity value of $13,538,334) with HSBC Securities (USA) Inc, 0.08%, dated 6/30/20 to be repurchased at $2,403,528 on 7/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 4.50%, 5/15/44 - 3/20/50, with a value of $13,809,070.(d)	2,403,528

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,640,401	Undivided interest of 8.31% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $5,640,401 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(d)	$ 5,640,401
5,640,401	Undivided interest of 8.52% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $5,640,401 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(d)	5,640,401
TOTAL SHORT TERM INVESTMENTS — 1.76% (Cost $19,731,203)		$ 19,731,203
TOTAL INVESTMENTS — 98.92% (Cost $1,056,697,112)		$1,112,288,102
OTHER ASSETS & LIABILITIES, NET — 1.08%		$ 12,157,283
TOTAL NET ASSETS — 100.00%		$1,124,445,385
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at June 30, 2020.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2020.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of June 30, 2020 (Unaudited)
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	28	USD	4,326,280	September 2020	$98,654
At June 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	1,485,000	USD	1,679,676	September 16, 2020	$(8,408)
BB	USD	366,520	GBP	291,000	September 16, 2020	5,791
CIT	USD	4,033,079	EUR	3,592,000	September 16, 2020	(9,478)
CIT	USD	11,932,040	GBP	9,471,700	September 16, 2020	190,751
HSB	USD	6,931,400	EUR	6,152,900	September 16, 2020	6,721
HSB	USD	1,582,121	GBP	1,256,300	September 16, 2020	24,789
SSB	USD	3,945,843	EUR	3,524,500	September 16, 2020	(20,747)
UBS	GBP	2,754,500	USD	3,430,908	September 16, 2020	(16,379)
UBS	USD	1,071,199	EUR	953,800	September 16, 2020	(2,240)
WES	USD	1,070,912	EUR	953,800	September 16, 2020	(2,526)
					Net Appreciation	$168,274
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
HSB	HSBC Bank USA
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Large Cap Value Fund (Formerly Great-West Putnam Equity Income Fund)
ASSETS:
Investments in securities, fair value (including $22,556,599 of securities on loan)(a)	$1,092,556,899
Repurchase agreements, fair value(b)	19,731,203
Cash	35,552,600
Cash denominated in foreign currencies, fair value(c)	105,713
Cash pledged on futures contracts	393,171
Dividends and interest receivable	1,768,046
Subscriptions receivable	1,282,069
Receivable for investments sold	1,485,768
Variation margin on futures contracts	59,500
Unrealized appreciation on forward foreign currency contracts	228,052
Total Assets	1,153,163,021
LIABILITIES:
Payable for director fees	4,782
Payable for investments purchased	3,988,562
Payable for other accrued fees	76,125
Payable for shareholder services fees	51,470
Payable to investment adviser	557,645
Payable upon return of securities loaned	23,749,203
Redemptions payable	230,071
Unrealized depreciation on forward foreign currency contracts	59,778
Total Liabilities	28,717,636
NET ASSETS	$1,124,445,385
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$17,212,512
Paid-in capital in excess of par	1,010,693,782
Undistributed/accumulated earnings	96,539,091
NET ASSETS	$1,124,445,385
NET ASSETS BY CLASS
Investor Class	$37,412,759
Institutional Class	$958,673,519
Investor II Class	$128,359,107
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	350,000,000
Investor II Class	85,000,000
Issued and Outstanding
Investor Class	2,040,940
Institutional Class	155,396,649
Investor II Class	14,687,533
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$18.33
Institutional Class	$6.17
Investor II Class	$8.74
(a) Cost of investments	$1,036,965,909
(b) Cost of repurchase agreements	$19,731,203
(c) Cost of cash denominated in foreign currencies	$116,335
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Large Cap Value Fund (Formerly Great-West Putnam Equity Income Fund)
INVESTMENT INCOME:
Interest	$26,089
Income from securities lending	18,069
Dividends	17,641,357
Foreign withholding tax	(198,377)
Total Income	17,487,138
EXPENSES:
Management fees	3,417,004
Shareholder services fees – Investor Class	66,525
Shareholder services fees – Investor II Class	233,503
Audit and tax fees	20,254
Custodian fees	22,326
Director's fees	9,248
Legal fees	2,312
Pricing fees	521
Registration fees	66,230
Shareholder report fees	8,690
Transfer agent fees	7,145
Other fees	2,787
Total Expenses	3,856,545
Less amount reimbursed by investment adviser - Investor II Class	99,926
Less amount waived by investment adviser	108,406
Net Expenses	3,648,213
NET INVESTMENT INCOME	13,838,925
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	33,687,955
Net realized gain on forward foreign currency contracts	275,113
Net Realized Gain	33,963,068
Net change in unrealized depreciation on investments and foreign currency translations	(221,934,723)
Net change in unrealized appreciation on futures contracts	98,654
Net change in unrealized appreciation on forward foreign currency contracts	573,881
Net Change in Unrealized Depreciation	(221,262,188)
Net Realized and Unrealized Loss	(187,299,120)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(173,460,195)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Large Cap Value Fund (Formerly Great-West Putnam Equity Income Fund)	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$13,838,925	$20,472,693
Net realized gain	33,963,068	63,731,607
Net change in unrealized appreciation (depreciation)	(221,262,188)	130,576,764
Net Increase (Decrease) in Net Assets Resulting from Operations	(173,460,195)	214,781,064
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(22,642)	(7,582,365)
Class L(a)	-	(346,588)
Institutional Class	(11,961,126)	(103,220,509)
Investor II Class(b)	(885,640)	(4,800,685)
From Net Investment Income and Net Realized Gains	(12,869,408)	(115,950,147)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,141,396	26,988,156
Class L(a)	-	449,788
Institutional Class	131,738,019	615,305,686
Investor II Class(b)	15,147,934	3,058,266
Shares issued in reinvestment of distributions
Investor Class	22,642	7,582,365
Class L(a)	-	346,588
Institutional Class	11,961,126	103,220,509
Investor II Class(b)	885,640	4,800,685
Shares issued in connection with fund reorganization
Investor Class	N/A	46,529,694
Institutional Class	N/A	536,262,410
Investor II Class(b)	N/A	172,387,708
Shares redeemed
Investor Class	(8,627,453)	(272,495,788)
Class L(a)	-	(4,950,675)
Institutional Class	(146,625,706)	(701,244,228)
Investor II Class(b)	(29,035,815)	(20,318,222)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(18,392,217)	517,922,942
Total Increase (Decrease) in Net Assets	(204,721,820)	616,753,859
NET ASSETS:
Beginning of Period	1,329,167,205	712,413,346
End of Period	$1,124,445,385	$1,329,167,205
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Large Cap Value Fund (Formerly Great-West Putnam Equity Income Fund)	2020 (Unaudited)	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	380,246	1,333,943
Class L(a)	-	49,564
Institutional Class	23,705,508	85,347,901
Investor II Class(b)	1,764,871	295,003
Shares issued in reinvestment of distributions
Investor Class	1,256	368,048
Class L(a)	-	39,661
Institutional Class	1,970,532	14,098,826
Investor II Class(b)	102,981	461,604
Shares issued in connection with fund reorganization
Investor Class	N/A	2,270,346
Institutional Class	N/A	74,807,159
Investor II Class(b)	N/A	17,238,771
Shares redeemed
Investor Class	(444,487)	(13,355,562)
Class L(a)	-	(569,185)
Institutional Class	(21,979,306)	(96,707,625)
Investor II Class(b)	(3,223,199)	(1,952,498)
Net Increase	2,278,402	83,725,956
(a)	Class L closed on October 25, 2019.
(b)	Investor II Class inception date was October 25, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b),(c)
Investor Class
6/30/2020(Unaudited)	$21.65	0.20	(3.51)	(3.31)	(0.01)	—	(0.01)	$18.33	(15.28%) (d)
12/31/2019	$17.97	0.44	4.27	4.71	(0.18)	(0.85)	(1.03)	$21.65	26.53%
12/31/2018	$21.13	0.44	(2.43)	(1.99)	(0.06)	(1.11)	(1.17)	$17.97	(9.52%)
12/31/2017	$19.16	0.40	2.69	3.09	(0.18)	(0.94)	(1.12)	$21.13	16.22%
12/31/2016	$16.80	0.37	2.76	3.13	(0.12)	(0.65)	(0.77)	$19.16	18.75%
12/31/2015	$19.25	0.35	(1.65)	(1.30)	(0.24)	(0.91)	(1.15)	$16.80	(6.89%)
Institutional Class
6/30/2020(Unaudited)	$ 7.36	0.08	(1.19)	(1.11)	(0.08)	—	(0.08)	$ 6.17	(15.09%) (d)
12/31/2019	$ 6.77	0.19	1.57	1.76	(0.32)	(0.85)	(1.17)	$ 7.36	26.92%
12/31/2018	$ 8.93	0.22	(1.01)	(0.79)	(0.26)	(1.11)	(1.37)	$ 6.77	(9.15%)
12/31/2017	$ 8.80	0.22	1.21	1.43	(0.36)	(0.94)	(1.30)	$ 8.93	16.56%
12/31/2016	$ 8.20	0.21	1.33	1.54	(0.29)	(0.65)	(0.94)	$ 8.80	19.16%
12/31/2015 (e)	$10.00	0.16	(0.87)	(0.71)	(0.26)	(0.83)	(1.09)	$ 8.20	(7.26%) (d)
Investor II Class
6/30/2020(Unaudited)	$10.38	0.10	(1.68)	(1.58)	(0.06)	—	(0.06)	$ 8.74	(15.20%) (d)
12/31/2019 (f)	$10.00	0.05	0.63	0.68	(0.06)	(0.24)	(0.30)	$10.38	6.85% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/30/2020 (Unaudited)	$ 37,413	1.09% (h)	0.96 (h)	2.13 (h)	24% (d)
12/31/2019	$ 45,553	0.87%	0.83	2.19	28%
12/31/2018	$ 206,479	0.85%	0.82	2.09	22%
12/31/2017	$ 277,957	0.85%	0.83	1.97	25%
12/31/2016	$ 292,467	0.85%	0.84	2.12	26%
12/31/2015	$ 310,100	0.83%	0.83	1.86	41%
Institutional Class
06/30/2020 (Unaudited)	$ 958,674	0.62% (h)	0.61 (h)	2.48 (h)	24% (d)
12/31/2019	$1,117,066	0.52%	0.51	2.50	28%
12/31/2018	$ 502,097	0.48%	0.47	2.46	22%
12/31/2017	$ 605,736	0.49%	0.47	2.34	25%
12/31/2016	$ 529,402	0.49%	0.49	2.48	26%
12/31/2015 (e)	$ 484,008	0.47% (h)	0.47 (h)	2.56 (h)	41%
Investor II Class
06/30/2020 (Unaudited)	$ 128,359	1.11% (h)	0.81 (h)	2.28 (h)	24% (d)
12/31/2019 (f)	$ 166,549	1.04% (h)	0.84 (h)	2.37 (h)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Investor II Class inception date was October 25, 2019.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Large Cap Value Fund (Formerly Great-West Putnam Equity Income Fund) (the Fund) are included herein. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2020

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Convertible Bonds	$ —	$ 1,386,124	$ —	$ 1,386,124
Common Stock	1,029,300,108	34,333,490	—	1,063,633,598
Convertible Preferred Stock	2,587,542	18,739,652	—	21,327,194
Preferred Stock	—	2,191,983	—	2,191,983
Government Money Market Mutual Funds	4,018,000	—	—	4,018,000
Short Term Investments	—	19,731,203	—	19,731,203
Total investments, at fair value:	1,035,905,650	76,382,452	0	1,112,288,102
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	228,052	—	228,052
Futures Contracts(a)	98,654	—	—	98,654
Total Assets	$ 1,036,004,304	$ 76,610,504	$ 0	$ 1,112,614,808
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(59,778)	—	(59,778)
Total Liabilities	$ 0	$ (59,778)	$ 0	$ (59,778)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2020

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$1,068,268,436
Gross unrealized appreciation on investments	187,658,034
Gross unrealized depreciation on investments	(143,371,440)
Net unrealized appreciation on investments	$44,286,594
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2020

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 4 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $25,519,913 in forward contracts for the reporting period.

Semi-Annual Report - June 30, 2020

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$98,654 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 228,052	Unrealized depreciation on forward foreign currency contracts	$(59,778)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)			Net change in unrealized appreciation on futures contracts	$98,654
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$275,113	Net change in unrealized appreciation on forward foreign currency contracts	$573,881
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2020.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$168,274	$—	$—	$—	$168,274
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.61% of the Fund’s average daily net assets up to $1 billion dollars, 0.56% of the Fund's average daily net assets over $1 billion dollars and 0.51% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.61% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2020

The Adviser has contractually agreed to permanently reimburse expenses and/or pay the Fund if expenses of the Investor II Class exceed 0.81% of the Class's average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Fund’s advisory agreement with GWCM or by the Board of Great-West Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$38,648	$38,225	$38,606	$108,406	$0
The Adviser and Great-West Funds have entered into as sub-advisory agreement with Putnam Investment Management, LLC and T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Investor II Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $272,080,251 and $308,344,835, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $22,556,599 and received collateral as reported on the Statement of Assets and Liabilities of $23,749,203 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2020

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Common Stocks	$22,716,515
Convertible Preferred Stock	1,032,688
Total secured borrowings	$23,749,203
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions that were originally pending in the U.S. District Court for the Southern District of New York, and are now on appeal. The Fund has been named as a defendant in these actions. The plaintiffs in all these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $14,059,000.
9.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Large Cap Value Fund (the “Fund”), a series of the Company; (ii) the investment sub-advisory agreement (the “Putnam Sub-Advisory Agreement”) by and among the Company, GWCM and Putnam Investment Management, LLC (“Putnam”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “T. Rowe Price Sub-Advisory Agreement”) by and among the Company, GWCM and T. Rowe Price Associates, Inc. (“T. Rowe Price” and together with Putnam, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Putnam Sub-Advisory Agreement and the T. Rowe Price Sub-Advisory Agreement are referred to together as the

“Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”) (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). Putnam is an affiliate of GWCM and GWL&A.)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Putnam and T. Rowe Price. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend sub-advisory agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. GWCM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
The Board also considered that effective October 25, 2019, the Great-West T. Rowe Price Equity Income Fund, another series of the Company, merged into the Fund (the “Reorganization”) and, in this connection, the Fund added T. Rowe Price as a Sub-Adviser alongside Putnam.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each of the Agreements was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration was also given to the fact that the Board meets with representatives of each Sub-Adviser every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019, for the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
In view of the Reorganization, the Board noted that the Fund’s performance information for the periods prior to October 25, 2019 are not necessarily indicative of the performance of the Fund as it is currently managed. Taking the foregoing into account, the Board observed that the annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for each period reviewed, exceeding its performance universe median for the one- and five-year periods ended December 31, 2019 (the first quintile being the best performers and the fifth quintile being the worst performers). With respect to the Fund’s Institutional Class, the Board observed that the annualized returns were in the third quintile of its performance universe for each period reviewed, exceeding its performance universe median for the one- and three-year periods ended December 31, 2019. The Board also observed that the Fund’s annualized returns approximated or exceeded its benchmark index for each period reviewed with the exception of the five- and ten-year periods ended December 31, 2019, as to the Investor Class, when the Fund underperformed its benchmark index.
The Board considered each Sub-Adviser’s investment process, the organization and experience of its investment personnel and its portfolio risk controls, as well as its performance attribution commentary. Also considered by the Board was GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance.
The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and Putnam from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fees and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio was in the third quintile of its peer group as to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the first quintile of its peer group with respect to the Institutional Class, which, in each case, was lower than the peer group median expense ratio.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from T. Rowe Price regarding its standard fee schedule for actively managed non-investment company separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and other sub-advised mutual funds it manages in the same investment style as the Fund. For Putnam, the Board received information regarding its standard institutional fee schedule for the large cap value strategy and the fee charged by the Sub-Adviser to GWCM for another series of the Company managed with a U.S. equity strategy. The Board reviewed the foregoing and each Sub-Adviser’s explanation for any differences in fee schedules and noted that the fees charged by each Sub-Adviser for these other accounts and products were competitive to the fees charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and Putnam. The Board reviewed the financial statements from GWCM and each Sub-Adviser and profitability information from GWCM and Putnam. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by Putnam, the Board noted that Putnam’s profitability was based on the aggregate profitability for providing sub-advisory services to two funds of the Company, including the Fund. With respect to T. Rowe Price, the Board considered its representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with T. Rowe Price is arm’s length, such information regarding T. Rowe Price was not relevant to its consideration of the continuation of the T. Rowe Price Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and Putnam were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that GWCM and T. Rowe Price have implemented a relationship pricing discount based on the combined assets of the Fund and another series of the Company sub-advised by T. Rowe Price (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase. In addition, the Board reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. As the Board considered the foregoing, including that the breakpoints in the sub-advisory fee schedules take effect at lower assets levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement. The Board also recalled its observation that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted Putnam’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, prospective advisory clients may consider Fund performance records in selecting Putnam to manage a portion of their assets, a benefit that the Sub-Adviser believes does not provide a quantifiable net economic benefit.
The Board also considered where services were provided or proposed to be provided to the Fund by affiliates of GWCM and Putnam, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27, 2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020